EQUITY (Option Plans and Stock Appreciation Rights) (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012	Dec. 31, 2015 ₪ / shares shares	Dec. 31, 2014 ₪ / shares	Dec. 01, 2014 shares	Dec. 31, 2004 shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Ordinary shares, par value per share | ₪ / shares					₪ 0.01	₪ 0.01
Common stock, price per share | $ / shares	$ 8.85
Granted	681,000
Fair value at grant date, RSU Granted | $ / shares		$ 10.34	$ 7.12
Aggregate intrinsic value, exercised | $	$ 841	$ 247	$ 1,309
Number of shares authorized under share repurchase program							20,000
Number of share repurchased	1,762,370
Value of share repurchased | $	$ 15,590
2014 Plans [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total number of shares authorized								2,000,000
Shares available for grant	1,159,000				1,159,000
Period before expiration	10 years
2014 Plans [Member] | Minimum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vesting period				3 years
2014 Plans [Member] | Maximum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vesting period				4 years
Light Instruments Ltd [Member] | 2011 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares available for grant	406,189				406,189
Period before expiration	10 years
Granted	4,518